Share-based compensation (Details 5)	12 Months Ended
Dec. 31, 2021 shares
Share-based compensation
Number of RSUs Outstanding, beginning of period	0
Rights awarded	646,824
Number of RSUs Outstanding, Forfeited	(283,974)
Number of RSUs Outstanding, ending of period	362,850